Consolidated Statements of Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Grant income	SFr 883	SFr 912	SFr 960
Operating income	883	912	960
Research and development expenses	(29,247)	(22,224)	(9,568)
General and administrative expenses	(17,487)	(11,064)	(4,624)
Merger and listing expense	(34,863)
Operating expenses	(81,597)	(33,288)	(14,192)
Operating loss	(80,714)	(32,376)	(13,232)
Finance income	1,429	126	21
Finance expense	(1,315)	(6,442)	(5,120)
Fair value adjustment on warrant liabilities	(3,431)
Foreign currency exchange (loss) gain	(4,664)	49	(193)
Finance result	(7,981)	(6,267)	(5,292)
Loss before tax for the period	(88,695)	(38,643)	(18,524)
Income tax expense	(107)	(55)	(27)
Loss for the period	SFr (88,802)	SFr (38,698)	SFr (18,552)
Loss per share [abstract]
Basic, loss for the period attributable to equity holders	SFr (2.97)	SFr (11.32)	SFr (5.84)
Diluted, loss for the period attributable to equity holders	SFr (2.97)	SFr (11.32)	SFr (5.84)